Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how Lineage or our Board or the Compensation Committee view the link between Lineage’s performance and named executive officer pay, and neither our Board nor the Compensation Committee uses CAP (as defined below) as the basis for making compensation decisions. For additional information about our pay-for-performance philosophy and how we align executive compensation with performance, please see the section titled “Executive Compensation” above.

Required Tabular Disclosure of Pay Versus Performance

The following table reports the compensation of our Chief Executive Officer, who is our principal executive officer (“PEO”), and the average compensation of our other named executive officers (“Non-PEO NEOs”) as reported in the Summary Compensation Table (the “SCT”) in the section titled “Executive Compensation,” above, for the past three fiscal years (“FYs”), as well as the Compensation Actually Paid (“CAP”) as calculated under the SEC pay-versus-performance disclosure requirements.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net Income (Loss)(5) (in thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$2,534,450	$706,523	$1,113,900	$431,902	$28.41	$(18,609)
2023	$2,905,130	$2,187,415	$936,744	$(97,716)	$61.93	$(21,486)
2022	$2,372,528	$(135,373)	$1,161,335	$(536,777)	$66.48	$(26,273)

(1)
The amounts reported in column (b) are the amounts of total compensation reported for Brian Culley for each corresponding year in the “Total” column of the SCT.
(2)
The amounts reported in column (c) and (e) represent the amount of CAP for Mr. Culley and the average amount of CAP for the Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Culley or to the Non-PEO NEOs as a group, respectively, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported for Mr. Culley in the SCT and to the average total compensation reported for the Non-PEO NEOs in the SCT for each year to determine the CAP:

	2024		2023		2022
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Total Compensation from SCT	$2,534,450	$1,113,900	$2,905,130	$936,744	$2,372,528	$1,161,335
Deduct: Value of Option Awards and Stock Awards Reported in SCT for the Covered FY	(1,502,900)	(514,150)	(1,918,430)	(530,093)	(1,428,378)	(734,182)
Add: Year End Fair Value of Equity Awards Granted During the Covered FY that Remain Outstanding and Unvested as of Last Day of the Covered FY	502,033	171,748	1,294,109	136,222	1,107,535	215,389
Add (Deduct): Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(788,545)	(310,210)	(210,329)	(417,377)	(1,104,920)	(284,721)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the FY	—	—	—	—	—	—
Add (Deduct): Year over Year Change in Fair Value of Equity Awards Granted in Prior FY that Vested in the FY	(38,515)	(29,385)	116,935	18,905	(1,082,138)	(33,681)
(Deduct): Year End Fair Value at the end of the applicable Prior FY of any Awards Granted during any Prior FY that were Forfeited during the Covered FY	—	—	—	(242,116)	—	(860,917)
Compensation Actually Paid (as defined by SEC rule)	$706,523	$431,902	$2,187,415	$(97,716)	$(135,373)	$(536,777)

(3)
The amounts reported in column (d) represent the average of the amounts reported for our Non-PEO NEOs as a group in the “Total” column of the SCT in each applicable year. Our Non-PEO NEOs for purposes of calculating the average amounts are (i) Ms. Howe and Mr. Samuel for 2024, (ii) Ms. Howe, Mr. Samuel and Dr. Hogge for 2023, and (iii) Ms. Howe and Messrs. Samuel and Cook for 2022.
(4)
The amounts reported in column (f) reflect the cumulative total shareholder return (“TSR”) of our common stock for the measurement periods beginning on December 31, 2021 and ending on December 31 of each of 2024, 2023 and 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
(5)
The amounts reported in column (g) represent net income (loss) reflected in our audited financial statements for the applicable FY.

Required Disclosure of the Relationship Between CAP and TSR and Net Income

As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, CAP for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our named executive officers during the applicable FYs.

All information provided above in this “Pay Versus Performance” section will not be deemed to be incorporated by reference into any of our filings under the Securities Act of 1933, as amended, or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent we specifically incorporate such information by reference.

Named Executive Officers, Footnote
(3)
The amounts reported in column (d) represent the average of the amounts reported for our Non-PEO NEOs as a group in the “Total” column of the SCT in each applicable year. Our Non-PEO NEOs for purposes of calculating the average amounts are (i) Ms. Howe and Mr. Samuel for 2024, (ii) Ms. Howe, Mr. Samuel and Dr. Hogge for 2023, and (iii) Ms. Howe and Messrs. Samuel and Cook for 2022.

PEO Total Compensation Amount	$ 2,534,450	$ 2,905,130	$ 2,372,528
PEO Actually Paid Compensation Amount	$ 706,523	2,187,415	(135,373)
Adjustment To PEO Compensation, Footnote
(2)
The amounts reported in column (c) and (e) represent the amount of CAP for Mr. Culley and the average amount of CAP for the Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Culley or to the Non-PEO NEOs as a group, respectively, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported for Mr. Culley in the SCT and to the average total compensation reported for the Non-PEO NEOs in the SCT for each year to determine the CAP:

	2024		2023		2022
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Total Compensation from SCT	$2,534,450	$1,113,900	$2,905,130	$936,744	$2,372,528	$1,161,335
Deduct: Value of Option Awards and Stock Awards Reported in SCT for the Covered FY	(1,502,900)	(514,150)	(1,918,430)	(530,093)	(1,428,378)	(734,182)
Add: Year End Fair Value of Equity Awards Granted During the Covered FY that Remain Outstanding and Unvested as of Last Day of the Covered FY	502,033	171,748	1,294,109	136,222	1,107,535	215,389
Add (Deduct): Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(788,545)	(310,210)	(210,329)	(417,377)	(1,104,920)	(284,721)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the FY	—	—	—	—	—	—
Add (Deduct): Year over Year Change in Fair Value of Equity Awards Granted in Prior FY that Vested in the FY	(38,515)	(29,385)	116,935	18,905	(1,082,138)	(33,681)
(Deduct): Year End Fair Value at the end of the applicable Prior FY of any Awards Granted during any Prior FY that were Forfeited during the Covered FY	—	—	—	(242,116)	—	(860,917)
Compensation Actually Paid (as defined by SEC rule)	$706,523	$431,902	$2,187,415	$(97,716)	$(135,373)	$(536,777)

Non-PEO NEO Average Total Compensation Amount	$ 1,113,900	936,744	1,161,335
Non-PEO NEO Average Compensation Actually Paid Amount	$ 431,902	(97,716)	(536,777)
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 28.41	61.93	66.48
Net Income (Loss)	$ (18,609,000)	$ (21,486,000)	$ (26,273,000)
PEO Name	Brian Culley	Brian Culley	Brian Culley
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,502,900)	$ (1,918,430)	$ (1,428,378)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	502,033	1,294,109	1,107,535
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(788,545)	(210,329)	(1,104,920)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,515)	116,935	(1,082,138)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(514,150)	(530,093)	(734,182)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,748	136,222	215,389
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(310,210)	(417,377)	(284,721)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,385)	18,905	(33,681)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (242,116)	$ (860,917)